Acquisition of Patents - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 16, 2012	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015	May. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Asset purchase, cash paid	$ 3,500,000
Intangible asset acquired		$ 3,500,000		$ 3,500,000	$ 3,500,000
Estimated aggregate future amortization expense in next twelve months		350,000		350,000
Estimated aggregate future amortization expense in year two		350,000		350,000
Estimated aggregate future amortization expense in year three		350,000		350,000
Estimated aggregate future amortization expense in year four		350,000		350,000
Estimated aggregate future amortization expense in year five		350,000		$ 350,000
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Asset purchase, cash paid	$ 3,500,000
Estimated useful life of acquired asset	8 years			8 years
Amortization expense related to patents		$ 87,500	$ 175,000	$ 350,000	$ 350,000